Note 6 Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit (Provision)
	2012	2011

Current	$ (1,563,000)	$ (895,000)
Deferred	(576,000)	(602,000)
Change in valuation allowance	2,139,000	1,497,000

	$ -	$ -

Schedule of Effective Income Tax Reconciliation
	2012		2011

	Amount	%	Amount	%
Income tax benefit at U.S.
federal income tax rate	$ (1,549,000)	(34)	$ (1,184,000)	(34)
State tax, net of federal tax effect	(410,000)	(9)	(313,000)	(9)
Non-deductible share-based compensation	(180,000)	(4)	-	-
Change in valuation allowance	2,139,000	47	1,497,000	43

	$ -	-	$ -	-

Schedule of Deferred Tax Assets
	2012	2011

Deferred tax asset for NOL carryforwards	$ 8,647,000	$ 7,084,000
Share-based compensation	2,966,000	2,390,000
Accrued expenses	17,000	17,000
Valuation allowance	(11,630,000)	(9,491,000)

	$ -	$ -